Financial instruments	6 Months Ended
Jun. 30, 2012
Financial instruments
Financial instruments
Note 25 Financial instruments
> Refer to “Note 26 – Financial instruments” in III – Condensed consolidated financial statements – unaudited in the Credit Suisse Financial Report 2Q12 and to “Note 32 – Financial instruments” in VII – Consolidated financial statements – Credit Suisse (Bank) in the Credit Suisse Annual Report 2011 for further information.

Assets and liabilities measured at fair value on a recurring basis
end of 6M12	Level 1	Level 2	Level 3	Netting impact	[1]	Total

Assets (CHF million)

Cash and due from banks	0	475	0	0		475

Interest-bearing deposits with banks	0	624	0	0		624

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	147,535	1,186	0		148,721

Debt	70	391	0	0		461

of which corporates	0	382	0	0		382

Equity	29,717	13	0	0		29,730

Securities received as collateral	29,787	404	0	0		30,191

Debt	99,560	52,687	7,847	0		160,094

of which foreign governments	72,101	8,864	51	0		81,016

of which corporates	2	25,447	4,125	0		29,574

of which RMBS	26,733	8,340	1,253	0		36,326

of which CMBS	0	4,730	1,364	0		6,094

of which CDO	0	5,080	654	0		5,734

Equity	59,852	8,602	429	0		68,883

Derivatives	10,025	872,493	8,586	(848,888)		42,216

of which interest rate products	1,914	723,709	2,195	–		–

of which foreign exchange products	1	63,595	1,045	–		–

of which equity/index-related products	7,317	27,342	2,247	–		–

of which credit derivatives	0	45,537	2,091	–		–

Other	8,551	2,171	2,327	0		13,049

Trading assets	177,988	935,953	19,189	(848,888)		284,242

Debt	2,931	252	91	0		3,274

of which foreign governments	2,931	0	19	0		2,950

of which corporates	0	252	39	0		291

of which CDO	0	0	33	0		33

Equity	314	83	1	0		398

Investment securities	3,245	335	92	0		3,672

Private equity	0	0	4,286	0		4,286

of which equity funds	0	0	2,986	0		2,986

Hedge funds	0	220	274	0		494

of which debt funds	0	143	178	0		321

Other equity investments	223	88	2,519	0		2,830

of which private	0	46	2,519	0		2,565

Life finance instruments	0	0	1,922	0		1,922

Other investments	223	308	9,001	0		9,532

Loans	0	14,115	6,400	0		20,515

of which commercial and industrial loans	0	7,856	3,978	0		11,834

of which financial institutions	0	5,162	2,093	0		7,255

Other intangible assets (mortgage servicing rights)	0	0	63	0		63

Other assets	5,247	25,215	6,635	(209)		36,888

of which loans held-for-sale	0	13,029	6,052	0		19,081

Total assets at fair value	216,490	1,124,964	42,566	(849,097)		534,923

Less other investments - equity at fair value attributable to noncontrolling interests	(189)	(102)	(3,899)	0		(4,190)

Less assets consolidated under ASU 2009-17 [2]	0	(9,099)	(3,499)	0		(12,598)

Assets at fair value excluding noncontrolling interests and assets not risk-weighted under the Basel framework	216,301	1,115,763	35,168	(849,097)		518,135

1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable counterparty netting agreements. 2 Assets of consolidated VIEs that are not risk-weighted under the Basel framework.

Assets and liabilities measured at fair value on a recurring basis (continued)
end of 6M12	Level 1	Level 2	Level 3	Netting impact	[1]	Total

Liabilities (CHF million)

Due to banks	0	3,341	0	0		3,341

Customer deposits	0	4,807	0	0		4,807

Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	143,714	0	0		143,714

Debt	70	391	0	0		461

of which corporates	0	382	0	0		382

Equity	29,717	13	0	0		29,730

Obligations to return securities received as collateral	29,787	404	0	0		30,191

Debt	35,086	10,095	16	0		45,197

of which foreign governments	34,937	1,928	10	0		36,875

of which corporates	0	7,396	6	0		7,402

Equity	21,619	391	27	0		22,037

Derivatives	10,481	883,328	6,088	(851,279)		48,618

of which interest rate products	1,888	715,861	1,334	–		–

of which foreign exchange products	1	79,912	2,205	–		–

of which equity/index-related products	7,749	31,424	889	–		–

of which credit derivatives	0	44,049	1,256	–		–

Trading liabilities	67,186	893,814	6,131	(851,279)		115,852

Short-term borrowings	0	4,378	78	0		4,456

Long-term debt	108	53,233	11,677	0		65,018

of which treasury debt over two years	0	11,102	0	0		11,102

of which structured notes over two years	0	21,099	7,167	0		28,266

of which non-recourse liabilities	108	10,156	2,821	0		13,085

Other liabilities	0	26,355	3,557	(258)		29,654

of which failed sales	0	3,222	1,671	0		4,893

Total liabilities at fair value	97,081	1,130,046	21,443	(851,537)		397,033

1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable counterparty netting agreements.

Assets and liabilities measured at fair value on a recurring basis (continued)
end of 2011	Level 1	Level 2	Level 3	Netting impact	[1]	Total

Assets (CHF million)

Interest-bearing deposits with banks	0	405	0	0		405

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	157,469	1,204	0		158,673

Debt	94	3,895	112	0		4,101

of which corporates	0	3,835	112	0		3,947

Equity	25,958	51	81	0		26,090

Securities received as collateral	26,052	3,946	193	0		30,191

Debt	82,237	52,783	9,941	0		144,961

of which foreign governments	61,506	8,123	358	0		69,987

of which corporates	337	27,639	5,076	0		33,052

of which RMBS	19,331	5,848	1,786	0		26,965

of which CMBS	0	4,556	1,517	0		6,073

of which CDO	0	6,570	727	0		7,297

Equity	57,481	9,038	467	0		66,986

Derivatives	6,455	909,261	9,588	(872,569)		52,735

of which interest rate products	2,017	724,413	2,547	–		–

of which foreign exchange products	1	74,950	1,040	–		–

of which equity/index-related products	3,929	32,770	2,732	–		–

of which credit derivatives	0	61,120	2,172	–		–

Other	9,235	3,636	2,195	0		15,066

Trading assets	155,408	974,718	22,191	(872,569)		279,748

Debt	3,010	446	102	0		3,558

of which foreign governments	3,010	0	18	0		3,028

of which corporates	0	309	43	0		352

of which CDO	0	136	41	0		177

Equity	9	83	0	0		92

Investment securities	3,019	529	102	0		3,650

Private equity	0	0	4,143	0		4,143

of which equity funds	0	0	2,973	0		2,973

Hedge funds	0	232	266	0		498

of which debt funds	0	154	172	0		326

Other equity investments	403	50	2,490	0		2,943

of which private	0	40	2,490	0		2,530

Life finance instruments	0	0	1,968	0		1,968

Other investments	403	282	8,867	0		9,552

Loans	0	13,851	6,842	0		20,693

of which commercial and industrial loans	0	7,591	4,559	0		12,150

of which financial institutions	0	5,480	2,179	0		7,659

Other intangible assets (mortgage servicing rights)	0	0	70	0		70

Other assets	5,451	22,951	7,469	(205)		35,666

of which loans held-for-sale	0	12,104	6,901	0		19,005

Total assets at fair value	190,333	1,174,151	46,938	(872,774)		538,648

Less other investments - equity at fair value attributable to noncontrolling interests	(295)	(99)	(3,944)	0		(4,338)

Less assets consolidated under ASU 2009-17 [2]	0	(9,304)	(4,003)	0		(13,307)

Assets at fair value excluding noncontrolling interests and assets not risk-weighted under the Basel framework	190,038	1,164,748	38,991	(872,774)		521,003

1 Derivative contracts are reported on a gross basis by level. The impact of netting represents an adjustment related to counterparty netting. 2 Assets of consolidated VIEs that are not risk-weighted under the Basel framework.

Assets and liabilities measured at fair value on a recurring basis (continued)
end of 2011	Level 1	Level 2	Level 3	Netting impact	[1]	Total

Liabilities (CHF million)

Due to banks	0	2,737	0	0		2,737

Customer deposits	0	4,583	0	0		4,583

Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	136,483	0	0		136,483

Debt	94	3,895	112	0		4,101

of which corporates	0	3,835	112	0		3,947

Equity	25,958	51	81	0		26,090

Obligation to return securities received as collateral	26,052	3,946	193	0		30,191

Debt	38,680	9,302	21	0		48,003

of which foreign governments	38,622	829	0	0		39,451

of which corporates	6	7,591	13	0		7,610

Equity	19,124	461	7	0		19,592

Derivatives	6,283	920,612	7,315	(873,996)		60,214

of which interest rate products	1,941	717,435	1,588	–		–

of which foreign exchange products	1	91,984	2,836	–		–

of which equity/index-related products	3,809	37,054	1,022	–		–

of which credit derivatives	0	58,497	1,520	–		–

Trading liabilities	64,087	930,375	7,343	(873,996)		127,809

Short-term borrowings	0	3,311	236	0		3,547

Long-term debt	122	55,199	12,715	0		68,036

of which treasury debt over two years	0	13,191	0	0		13,191

of which structured notes over two years	1	19,694	7,576	0		27,271

of which non-recourse liabilities	121	10,564	3,585	0		14,270

Other liabilities	0	27,387	3,890	(335)		30,942

of which failed sales	0	3,821	1,909	0		5,730

Total liabilities at fair value	90,261	1,164,021	24,377	(874,331)		404,328

1 Derivative contracts are reported on a gross basis by level. The impact of netting represents an adjustment related to counterparty netting.

Transfers between level 1 and level 2
6M12	Transfers to level 1 out of level 2	Transfers out of level 1 to level 2

Assets (CHF million)

Debt	47	96

Equity	99	202

Derivatives	4,374	16

Trading assets	4,520	314

Liabilities (CHF million)

Debt	26	32

Equity	43	20

Derivatives	5,116	66

Trading liabilities	5,185	118

Assets and liabilities measured at fair value on a recurring basis for level 3
								Trading revenues			Other revenues

6M12	Balance at beginning of period	Transfers in	Transfers out	Purchases	Sales	Issuances	Settlements	On transfers in / out	[1]	On all other	On transfers in / out	[1]	On all other	Foreign currency translation impact	Balance at end of period

Assets (CHF million)

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	1,204	0	0	0	0	0	0	0		(25)	0		0	7	1,186

Securities received as collateral	193	0	(195)	0	0	0	0	0		0	0		0	2	0

Debt	9,941	1,269	(1,477)	3,338	(5,310)	0	0	28		34	0		0	24	7,847

of which corporates	5,076	479	(665)	2,268	(3,323)	0	0	35		232	0		0	23	4,125

of which RMBS	1,786	517	(545)	477	(999)	0	0	(11)		26	0		0	2	1,253

of which CMBS	1,517	111	(154)	206	(142)	0	0	(5)		(170)	0		0	1	1,364

of which CDO	727	136	(44)	300	(485)	0	0	1		17	0		0	2	654

Equity	467	287	(39)	198	(446)	0	0	16		(52)	0		0	(2)	429

Derivatives	9,588	912	(1,128)	0	0	701	(1,656)	73		54	0		0	42	8,586

of which interest rate products	2,547	55	(247)	0	0	152	(369)	11		34	0		0	12	2,195

of which equity/index-related products	2,732	396	(459)	0	0	259	(616)	57		(129)	0		0	7	2,247

of which credit derivatives	2,172	455	(328)	0	0	145	(385)	0		22	0		0	10	2,091

Other	2,195	110	(115)	1,239	(1,128)	0	0	(2)		11	0		0	17	2,327

Trading assets	22,191	2,578	(2,759)	4,775	(6,884)	701	(1,656)	115		47	0		0	81	19,189

Investment securities	102	0	0	0	(7)	0	0	0		0	0		0	(3)	92

Equity	6,899	4	(48)	355	(572)	0	0	0		1	0		397	43	7,079

Life finance instruments	1,968	0	0	70	(154)	0	0	0		25	0		0	13	1,922

Other investments	8,867	4	(48)	425	(726)	0	0	0		26	0		397	56	9,001

Loans	6,842	220	(97)	327	(712)	1,779	(1,803)	5		(186)	0		0	25	6,400

of which commercial and industrial loans	4,559	114	(97)	92	(353)	1,095	(1,459)	5		12	0		0	10	3,978

of which financial institutions	2,179	76	0	227	(345)	496	(329)	0		(221)	0		0	10	2,093

Other intangible assets	70	0	0	2	0	0	0	0		0	0		(9)	0	63

Other assets	7,469	1,180	(1,593)	1,513	(1,744)	101	(664)	54		318	0		0	1	6,635

of which loans held-for-sale [2]	6,901	1,155	(1,592)	1,465	(1,662)	101	(665)	53		286	0		0	10	6,052

Total assets at fair value	46,938	3,982	(4,692)	7,042	(10,073)	2,581	(4,123)	174		180	0		388	169	42,566

Liabilities (CHF million)

Obligations to return securities received as collateral	193	0	(195)	0	0	0	0	0		0	0		0	2	0

Trading liabilities	7,343	704	(980)	36	(271)	465	(1,282)	41		47	0		0	28	6,131

of which interest rate derivatives	1,588	79	(377)	0	0	63	(67)	23		13	0		0	12	1,334

of which foreign exchange derivatives	2,836	1	(167)	0	0	0	(496)	20		1	0		0	10	2,205

of which equity/index-related derivatives	1,022	62	(109)	0	0	236	(191)	(32)		(99)	0		0	0	889

of which credit derivatives	1,520	520	(313)	0	0	69	(459)	30		(113)	0		0	2	1,256

Short-term borrowings	236	4	(60)	0	0	129	(233)	(6)		9	0		0	(1)	78

Long-term debt	12,715	1,493	(1,654)	0	0	1,438	(2,852)	116		351	0		0	70	11,677

of which structured notes over two years	7,576	657	(852)	0	0	1,039	(1,517)	59		152	0		0	53	7,167

of which non-recourse liabilities	3,585	744	(716)	0	0	173	(1,171)	53		147	0		0	6	2,821

Other liabilities	3,890	131	(46)	273	(668)	1	(219)	(7)		80	0		115	7	3,557

of which failed sales	1,909	72	(19)	266	(661)	0	(46)	0		144	0		0	6	1,671

Total liabilities at fair value	24,377	2,332	(2,935)	309	(939)	2,033	(4,586)	144		487	0		115	106	21,443

Net assets/liabilities at fair value	22,561	1,650	(1,757)	6,733	(9,134)	548	463	30		(307)	0		273	63	21,123

1 For all transfers to level 3 or out of level 3, the Bank determines and discloses as level 3 events only gains or losses through the last day of the reporting period. 2 Includes unrealized gains recorded in trading revenues of CHF 170 million primarily related to sub-prime exposures in the RMBS business and market movements across the wider loans held-for-sale portfolio.

Assets and liabilities measured at fair value on a recurring basis for level 3 (continued)
								Trading revenues			Other revenues

6M11	Balance at beginning of period	Transfers in	Transfers out	Purchases	Sales	Issuances	Settlements	On transfers in / out	[1]	On all other	On transfers in / out	[1]	On all other	Foreign currency translation impact	Balance at end of period

Assets (CHF million)

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	1,196	0	(9)	0	0	56	(46)	0		(9)	0		0	(122)	1,066

Debt	10,887	1,450	(1,512)	5,293	(6,237)	0	0	98		442	0		1	(1,153)	9,269

of which corporates	3,805	378	(205)	2,182	(1,853)	0	0	46		33	0		1	(550)	3,837

of which RMBS	3,265	792	(769)	2,187	(2,830)	0	0	35		215	0		0	(298)	2,597

of which CMBS	1,862	68	(159)	324	(601)	0	0	4		64	0		0	(122)	1,440

of which CDO	1,134	175	(343)	305	(616)	0	0	12		134	0		0	(102)	699

Equity	623	204	(355)	523	(424)	0	0	40		32	0		38	(67)	614

Derivatives	8,720	1,289	(1,040)	0	0	319	(805)	(51)		474	0		0	(878)	8,028

of which interest rate products	2,071	60	(122)	0	0	112	(241)	(9)		(171)	0		0	(186)	1,514

of which equity/index-related products	2,298	109	(153)	0	0	110	(13)	24		171	0		0	(253)	2,293

of which credit derivatives	2,724	845	(717)	0	0	21	(382)	(65)		222	0		0	(258)	2,390

Other	2,016	105	(199)	1,573	(1,239)	0	(36)	8		20	0		0	(225)	2,023

Trading assets	22,246	3,048	(3,106)	7,389	(7,900)	319	(841)	95		968	0		39	(2,323)	19,934

Investment securities	79	2	0	50	(11)	0	(4)	0		0	0		0	(8)	108

Equity	9,346	23	(66)	626	(1,871)	0	0	0		35	0		891	(846)	8,138

Life finance instruments	1,843	0	0	59	(90)	0	0	0		56	0		0	(190)	1,678

Other investments	11,189	23	(66)	685	(1,961)	0	0	0		91	0		891	(1,036)	9,816

Loans	6,256	915	(935)	1,050	(454)	1,163	(1,748)	21		190	0		0	(655)	5,803

of which commercial and industrial loans	3,559	912	(564)	170	(269)	975	(1,192)	5		96	0		0	(343)	3,349

of which financial institutions	2,195	3	(127)	876	(80)	189	(370)	(1)		42	0		0	(280)	2,447

Other intangible assets	66	0	0	0	0	0	0	0		0	0		(10)	(6)	50

Other assets	9,253	2,965	(4,591)	3,185	(2,874)	1,186	(839)	89		374	0		(1)	(1,000)	7,747

of which loans held-for-sale	8,933	2,963	(4,588)	2,991	(2,861)	1,185	(833)	89		349	0		0	(953)	7,275

Total assets at fair value	50,285	6,953	(8,707)	12,359	(13,200)	2,724	(3,478)	205		1,614	0		919	(5,150)	44,524

Liabilities (CHF million)

Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	507	0	(263)	0	0	0	(204)	(4)		0	0		0	(36)	0

Trading liabilities	9,201	836	(844)	134	(192)	453	(1,071)	(29)		950	0		0	(945)	8,493

of which interest rate derivatives	1,342	26	(10)	0	0	11	(103)	(11)		(146)	0		0	(117)	992

of which foreign exchange derivatives	2,940	59	(33)	0	0	3	(324)	(1)		640	0		0	(319)	2,965

of which equity/index-related derivatives	2,939	94	(232)	0	0	185	(190)	26		252	0		0	(318)	2,756

of which credit derivatives	1,255	623	(507)	0	0	123	(276)	(43)		203	0		0	(128)	1,250

Short-term borrowings	123	43	(18)	0	0	226	(137)	1		5	0		0	(20)	223

Long-term debt	16,798	3,535	(5,630)	0	0	4,007	(4,963)	54		546	0		0	(1,713)	12,634

of which structured notes over two years	9,486	804	(1,121)	0	0	1,761	(2,282)	(9)		337	0		0	(981)	7,995

of which non-recourse liabilities	6,825	2,577	(4,398)	0	0	2,043	(2,441)	57		224	0		0	(683)	4,204

Other liabilities	3,733	507	(155)	157	(225)	1	(211)	(30)		163	0		129	(365)	3,704

of which failed sales	1,848	499	(131)	124	(207)	0	(9)	(5)		159	0		0	(193)	2,085

Total liabilities at fair value	30,362	4,921	(6,910)	291	(417)	4,687	(6,586)	(8)		1,664	0		129	(3,079)	25,054

Net assets/liabilities at fair value	19,923	2,032	(1,797)	12,068	(12,783)	(1,963)	3,108	213		(50)	0		790	(2,071)	19,470

1 For all transfers to level 3 or out of level 3, the Bank determines and discloses as level 3 events only gains or losses through the last day of the reporting period.

Gains and losses on assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (level 3)
	6M12				6M11

in	Trading revenues	Other revenues	Total revenues		Trading revenues	Other revenues	Total revenues

Gains and losses on assets and liabilities (CHF million)

Net realized/unrealized gains/(losses) included in net revenues	(277)	273	(4)	[1]	163	790	953	[1]

Whereof:

Unrealized gains/(losses) relating to assets and liabilities still held as of the reporting date	113	313	426		(2,139)	724	(1,415)

1 Excludes net realized/unrealized gains/(losses) attributable to foreign currency translation impact.

Quantitative information about level 3 assets at fair value
end of 6M12	Fair value	Valuation technique	Unobservable input		Minimum value	Maximum value

CHF million, except where indicated

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	1,186	Option model	Mean reversion, in %	[1]	10.0	18.0

Debt	7,847

of which corporates	4,125	Option model	Correlation, in %		(85.0)	98.0

		Option model	Buyback probability, in %	[2]	50.0	100.0

		Option model	Gap risk, in %	[3]	0.0	12.0

		Price	Price, in %		0.0	150.9

		Discounted cash flow	Credit spread, in bp		26.0	168.0

of which RMBS	1,253	Price	Price, in %		0.1	138.0

of which CMBS	1,364	Price	Price, in %		0.1	87.5

		Discounted cash flow	Capitalization rate, in %		5.0	12.0

		Discounted cash flow	Internal rate of return, in %		9.0	15.0

of which CDO	654	Price	Price, in %		0.0	101.8

Equity	429	Discounted cash flow	EBITDA multiple		3.0	12.0

		Discounted cash flow	Capitalization rate, in %		6.5	7.5

Derivatives	8,586

of which interest rate products	2,195	Option model	Correlation, in %		17.1	99.7

		Option model	Prepayment rate, in %		56.0	108.0

		Option model	Volatility, in %		0.3	31.3

of which equity/index-linked products	2,247	Option model	Correlation, in %		(85.0)	98.0

		Option model	Credit spread, in bp		52.0	184.0

		Option model	Volatility, in %		3.0	125.0

of which credit derivatives	2,091	Price	Price, in %		0.1	90.0

		Option model	Correlation, in %		22.2	97.0

		Discounted cash flow	Credit spread, in bp		3.8	8,719.0

		Discounted cash flow	Recovery rates, in %		0.0	75.0

Other	2,327	Price	Price, in %		0.1	113.0

		Discounted cash flow	Life expectancy, in years		3.5	20.2

Trading assets	19,189

1 Management's best estimate of the speed at which interest rates will revert to the long-term average. 2 Estimate of the probability of corporate bonds being called by the issuer at its option over the remaining life of the financial instrument. 3 Risk of unexpected large declines in the underlying values occuring between collateral settlement dates.

Quantitative information about level 3 assets at fair value (continued)
end of 6M12	Fair value	Valuation technique		Unobservable input		Minimum value		Maximum value

CHF million, except where indicated

Investment securities	92	–		–		–		–

Private equity	4,286	–	[1]	–	[1]	–	[1]	–	[1]

Hedge funds	274	–	[1]	–	[1]	–	[1]	–	[1]

Other equity investments	2,519

of which private	2,519	Discounted cash flow		Credit spread, in bp		1,068.0		1,783.0

		Discounted cash flow		EBITDA multiple		2.4		11.3

Life finance instruments	1,922	Discounted cash flow		Life expectancy, in years		1.1		21.9

Other investments	9,001

Loans	6,400

of which commercial and industrial loans	3,978	Discounted cash flow		Credit spread, in bp		0.0		3,773.0

of which financial institutions	2,093	Discounted cash flow		Credit spread, in bp		(162.0)		1,147.3

Other intangible assets (mortgage servicing rights)	63	–		–		–		–

Other assets	6,635

of which loans held-for-sale	6,052	Price		Price, in %		0.0		103.3

		Discounted cash flow		Credit spread, in bp		25.0		1,599.0

Total assets at fair value	42,566

1 Disclosure not required as balances are carried at unadjusted NAV. Refer to "Fair value measurements of investments in certain entities that calculate NAV per share" for further information.

Quantitative information about level 3 liabilities at fair value
end of 6M12	Fair value	Valuation technique	Unobservable input		Minimum value	Maximum value

CHF million, except where indicated

Trading liabilities	6,131

of which interest rate derivatives	1,334	Option model	Basis spread, in bp		(54.0)	1,238.0

		Option model	Correlation, in %		17.1	98.6

		Option model	Mean reversion, in %	[1]	(32.8)	5.0

		Option model	Prepayment rate, in %		45.0	108.0

of which foreign exchange derivatives	2,205	Option model	Correlation, in %		(12.5)	76.3

		Option model	Prepayment rate, in %		56.0	108.0

of which equity/index-related derivatives	889	Option model	Correlation, in %		(85.0)	98.0

		Option model	Skew, in %		70.0	141.0

		Option model	Volatility, in %		3.0	125.0

		Option model	Buyback probability, in %	[2]	50.0	100.0

		Option model	Gap risk, in %	[3]	0.0	4.8

of which credit derivatives	1,256	Price	Price, in %		0.1	90.0

		Option model	Correlation, in %		22.2	65.0

		Discounted cash flow	Credit spread, in bp		2.0	8,719.0

		Discounted cash flow	Recovery rate, in %		0.0	77.0

Short-term borrowings	78	–	–		–	–

Long-term debt	11,677

of which structured notes over two years	7,167	Option model	Correlation, in %		(85.0)	98.0

		Option model	Volatility, in %		3.0	125.0

		Option model	Buyback probability, in %	[2]	50.0	100.0

		Option model	Gap risk, in %	[3]	0.0	12.0

of which non-recourse liabilities	2,821	Price	Price, in %		0.0	103.0

Other liabilities	3,557

of which failed sales	1,671	Price	Price, in %		0.0	93.3

		Discounted cash flow	Credit spread, in bp		0.0	681.2

Total liabilities at fair value	21,443

1 Management's best estimate of the speed at which interest rates will revert to the long-term average. 2 Estimate of the probability of structured notes being put back to the Bank at the option of the investor over the remaining life of the financial instruments. 3 Risk of unexpected large declines in the underlying values between collateral settlement dates.

Fair value, unfunded commitments and term of redemption conditions
end of 6M12	Non- redeemable		Redeemable		Total fair value	Unfunded commit- ments

Fair value and unfunded commitments (CHF million)

Debt funds	44		49		93	0

Equity funds	33		3,893	[1]	3,926	0

Equity funds sold short	0		(89)		(89)	0

Total funds held in trading assets and liabilities	77		3,853		3,930	0

Debt funds	63		258		321	210

Equity funds	4		45		49	0

Others	4		120		124	55

Hedge funds	71		423	[2]	494	265

Debt funds	96		0		96	18

Equity funds	2,986		0		2,986	829

Real estate funds	374		0		374	156

Others	830		0		830	237

Private equities	4,286		0		4,286	1,240

Equity method investments	390		0		390	0

Total funds held in other investments	4,747		423		5,170	1,505

Total fair value	4,824	[3]	4,276	[4]	9,100	1,505	[5]

1 54% of the redeemable fair value amount of equity funds is redeemable on demand with a notice period primarily of less than 30 days, 17% is redeemable on a quarterly basis with a notice period primarily of more than 45 days, 16% is redeemable on an annual basis with a notice period primarily of more than 60 days and 13% is redeemable on a monthly basis with a notice period primarily of less than 30 days. 2 69% of the redeemable fair value amount of hedge funds is redeemable on a quarterly basis with a notice period primarily of more than 60 days, 17% is redeemable on an annual basis with a notice period of more than 60 days and 13% is redeemable on demand with a notice period primarily of less than 30 days. 3 Includes CHF 2,214 million attributable to noncontrolling interests. 4 Includes CHF 79 million attributable to noncontrolling interests. 5 Includes CHF 473 million attributable to noncontrolling interests.

Fair value, unfunded commitments and term of redemption conditions (continued)
end of 2011	Non-redeemable		Redeemable		Total fair value	Unfunded commit- ments

Fair value and unfunded commitments (CHF million)

Debt funds	45		61		106	0

Equity funds	40		4,864	[1]	4,904	0

Equity funds sold short	0		(78)		(78)	0

Total funds held in trading assets and liabilities	85		4,847		4,932	0

Debt funds	58		268		326	219

Equity funds	4		50		54	0

Others	5		113		118	55

Hedge funds	67		431	[2]	498	274

Debt funds	9		0		9	18

Equity funds	2,973		0		2,973	952

Real estate funds	338		0		338	200

Others	823		0		823	231

Private equity	4,143		0		4,143	1,401

Equity method investments	360		0		360	0

Total funds held in other investments	4,570		431		5,001	1,675

Total fair value	4,655	[3]	5,278	[4]	9,933	1,675	[5]

1 46% of the redeemable fair value amount of equity funds is redeemable on demand with a notice period of less than 30 days, 19% is redeemable on a quarterly basis with a notice period primarily of more than 45 days, 18% is redeemable on an annual basis with a notice period primarily of more than 60 days and 17% is redeemable on a monthly basis with a notice period primarily of less than 30 days. 2 72% of the redeemable fair value amount of hedge funds is redeemable on a quarterly basis with a notice period primarily of more than 60 days, 17% is redeemable on an annual basis with a notice period of more than 60 days and 10% is redeemable on demand with a notice period primarily of less than 30 days. 3 Includes CHF 2,248 million attributable to noncontrolling interests. 4 Includes CHF 91 million attributable to noncontrolling interests. 5 Includes CHF 540 million attributable to noncontrolling interests.

Nonrecurring fair value changes
end of	6M12	2011

Assets held-for-sale recorded at fair value on a nonrecurring basis (CHF billion)

Assets held-for-sale recorded at fair value on a nonrecurring basis	0.6	0.7

of which level 3	0.6	0.7

Difference between the aggregate fair value and the aggregate unpaid principal balances on loans and financial instruments
	6M12			2011

end of	Aggregate fair value	Aggregate unpaid principal	Difference	Aggregate fair value	Aggregate unpaid principal	Difference

Loans (CHF million)

Non-interest-earning loans	895	3,712	(2,817)	807	3,277	(2,470)

Financial instruments (CHF million)

Interest-bearing deposits with banks	624	613	11	405	404	1

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	148,721	148,075	646	158,673	157,889	784

Loans	20,515	20,776	(261)	20,693	21,381	(688)

Other assets [1]	21,941	30,081	(8,140)	20,511	30,778	(10,267)

Due to banks and customer deposits	(729)	(703)	(26)	(610)	(620)	10

Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(143,714)	(143,617)	(97)	(136,483)	(136,396)	(87)

Short-term borrowings	(4,456)	(4,524)	68	(3,547)	(3,681)	134

Long-term debt	(65,018)	(69,293)	4,275	(68,036)	(77,000)	8,964

Other liabilities	(4,892)	(7,476)	2,584	(5,730)	(8,210)	2,480

1 Primarily loans held-for-sale.

Gains and losses on financial instruments
	6M12		6M11

in	Net gains/ (losses)		Net gains/ (losses)

Financial instruments (CHF million)

Cash and due from banks	(12)	[2]	–

of which related to credit risk	(13)		–

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	628	[1]	713	[1]

Other trading assets	10	[2]	(5)	[2]

Other investments	26	[2]	88	[2]

of which related to credit risk	10		(2)

Loans	1	[2]	1,012	[2]

of which related to credit risk	259		134

Other assets	1,223	[1]	2,110	[2]

of which related to credit risk	268		269

Due to banks and customer deposits	4	[2]	(12)	[1]

of which related to credit risk	16		8

Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	30	[2]	(81)	[1]

Short-term borrowings	(131)	[2]	(141)	[2]

Long-term debt	(2,870)	[2]	(3,943)	[2]

of which related to credit risk [4]	(1,177)		(215)

Other liabilities	265	[2]	(738)	[2]

of which related to credit risk	294		(260)

1 Primarily recognized in net interest income. 2 Primarily recognized in trading revenues. 3 Primarily recognized in other revenues. 4 Changes in fair value related to credit risk is due to the change in the Bank's own credit spreads. Other changes in fair value are attributable to changes in foreign currency exchange rates and interest rates, as well as movements in the reference price or index for structured notes.

Carrying value and estimated fair values of financial instruments
	6M12		2011

end of	Carrying value	Fair value	Carrying value	Fair value

Financial assets (CHF million)

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	226,855	226,854	236,935	236,935

Securities received as collateral	30,191	30,191	30,191	30,191

Trading assets	275,544	275,544	270,511	270,511

Investment securities	3,674	3,674	3,652	3,652

Loans	221,648	225,405	216,506	220,350

Other financial assets [1]	228,982	229,003	234,615	234,653

Financial liabilities (CHF million)

Due to banks and deposits	343,817	343,757	344,207	344,129

Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	189,266	189,268	176,559	176,559

Obligation to return securities received as collateral	30,191	30,191	30,191	30,191

Trading liabilities	115,852	115,852	127,809	127,809

Short-term borrowings	19,184	19,187	26,116	26,117

Long-term debt	153,862	152,793	161,353	158,053

Other financial liabilities [2]	132,007	131,814	127,439	127,439

1 Primarily includes cash and due from banks, interest-bearing deposits with banks, brokerage receivables, loans held-for-sale, cash collateral on derivative instruments, interest and fee receivables and non-marketable equity securities. 2 Primarily includes brokerage payables, cash collateral on derivative instruments and interest and fee payables.

Assets and liabilities not measured at fair value where a fair value is disclosed
end of 6M12	Level 1	Level 2	Level 3	Total fair value

Financial assets (CHF million)

Central banks funds sold, securities purchased under resale agreements and securities borrowing transactions	0	78,082	51	78,133

Loans	0	199,450	5,440	204,890

Other financial assets [1]	102,546	77,232	2,070	181,848

Financial liabilities (CHF million)

Due to banks and deposits	187,146	148,447	16	335,609

Central banks funds purchased, securities purchased under resale agreements and securities lending transactions	0	45,554	0	45,554

Short-term borrowings	0	14,731	0	14,731

Long-term debt	0	82,824	4,940	87,764

Other financial liabilities [2]	0	100,751	1,517	102,268

1 Primarily includes cash and due from banks, interest-bearing deposits with banks, brokerage receivables, loans held-for-sale, cash collateral on derivative instruments, interest and fee receivables and non-marketable equity securities. 2 Primarily includes brokerage payables, cash collateral on derivative instruments and interest and fee payables.